Financial Assets and Liabilities - Summary of movement of leases (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Movement Of Leases [Line Items]
Beginning balance		R$ 4,594,888	R$ 2,023,309
Additions		3,531,470	2,777,275
Interest		606,529	512,964
Transfer between liabilities	[1]	(111,737)	(117,428)
Payment of principal		(5,424,917)	(423,283)
Payment of interest		(500,922)	(249,325)
Monetary adjustment		306,536	71,376
Current		531,410
Non-current		2,470,437
Ending balance		R$ 3,001,847	R$ 4,594,888

[1]	Transfer of railroad concession payable to lease (Note 14).